Expense Example (Invesco International Allocation Fund, Class Institutional, Invesco International Allocation Fund, USD $)	12 Months Ended
May 02, 2011
Invesco International Allocation Fund | Class Institutional, Invesco International Allocation Fund
Expense Example:
Expense Example, By Year, Column [Text]	Institutional Class
1 Year	$ 106
3 Years	331
5 Years	574
10 Years	$ 1,271